Details of Significant Accounts - Sensitivity Analysis of Actuarial Assumption (Parenthetical) (Details)	Dec. 31, 2018	Dec. 31, 2017
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption rate, increase	0.25%	0.25%
Assumption rate, decrease	0.25%	0.25%
Future Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption rate, increase	0.25%	0.25%
Assumption rate, decrease	0.25%	0.25%